Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) - 12 months ended Dec. 31, 2020 - SPL Cayman Holdings Limited [member]
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Current assets
Cash and cash equivalents	$ 200,347	$ 7,135
Trade receivables, net	318,425	11,340
Inventories	239,865	8,542
Other current assets	111,913	3,985
Non-Current Assets
Property, plant and equipment	7,546,413	268,747
Right-of-use assets	812,861	28,948
Deferred tax assets	298,217	10,620
Other non-current assets	43,482	1,548
Current Liabilities
Trade and other payables	(1,739,330)	(61,942)
Current portion of long-term borrowings	(1,746,000)	(62,179)
Other current liabilities	(24,564)	(875)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	(104,974)
Deferred tax liabilities	(796)	(28)
Net assets disposed of	$ 3,113,151	$ 110,867